Note 7 - Fair Value of Below Market Time Charters Acquired (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Below Market Time Charters, Future Amortization Expense [Table Text Block]
For the year ending December 31,	Below market acquired charter
2024	(4,737,600)
2025	(2,842,706)
Total	$(7,580,306)